CONVERTIBLE DEBT: Schedule of Convertible Debt (June 30 2020 unaudited) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Tables/Schedules
Schedule of Convertible Debt (June 30 2020 unaudited)

Convertible debt consists of the following:
	March 31, 2021 (Unaudited)	December 31, 2020
1% Convertible notes payable, due April 30, 2021 (at March 31, 2021)	$240,000	$240,000

11% Convertible note payable – HEP Investments LLC, a related party, past due September 30, 2019 (as of March 31, 2021 no notice of default has been received)	4,090,342	4,090,342

11% Convertible note payable – New Lenders; placed by Paulson, past due at various dates ranging from September 2018 to October 2019 (as of March 31, 2021 no notice of default has been received)	850,000	850,0000
	5,180,342	5,180,342
Less: Current portion	5,180,342	5,180,342
Long term portion	$-	$-

	December 31,	December 31,
	2020	2019
1% Convertible notes payable, due January 2021	$240,000	$240,000
11% Convertible note payable – HEP Investments, LLC, a related party, net of unamortized discount and debt issuance costs of $-0- and $-0-, respectively, due June 30, 2019 (as of December 31, 2020 no notice of default has been received)	4,090,342	4,090,342
11% Convertible note payable – New Lenders; placed by Paulson, due at various dates ranging from September 2018 to October 2019 (as of December 31, 2020 no notice of default has been received)	850,000	950,000
	5,180,342	5,280,342

Less: Current portion	5,180,342	5,280,342
Long term portion	$-	$-